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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 19 2010
DIVISION OF TRADING & MARKETS

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI All Country World ex USA Consumer Discretionary Index

[redacted]

10047433

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

AXDI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Tokyo, XETRA, OMX Exchange, EURONEXT France, Swiss Six Exchange, Korea Stock Exchange, London, Johannesburg, Toronto, Spanish Stock Market Interconnection System (SIBE), Hong Kong, Indonesia Stock Exchange, Italy Continuous, Mexico City, EURONEXT Netherlands, Kuala Lumpur, JASDAQ, Singapore , Sao Paulo, ASX National, Bombay, Athens, Osaka, Helsinki, Santiago, Taipei, NZSE National Market, Warsaw, Bangkok, Prague, Istanbul , Manila

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

July 16, 2010

Act	Securities Exchange Act of 1934
~~Section~~	~~19b-4~~
~~Rule~~	~~19b-4(e)~~
Public Availability:	JUL 19 2010

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

Via Overnight Mail

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 19 2010
DIVISION OF TRADING & MARKETS

July 16, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – iShares MSCI ACWI ex US Sector Index Funds ETFs (Nine Funds)

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (AXDI)
- iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (AXSL)
- iShares MSCI ACWI ex US Energy Sector Index Fund (AXEN)
- iShares MSCI ACWI ex US Health Care Sector Index Fund (AXHE)
- iShares MSCI ACWI ex US industrials Sector Index Fund (AXID)
- iShares MSCI ACWI ex US Information Technology Sector Index Fund (AXIT)
- iShares MSCI ACWI ex US Materials Sector Index Fund (AXMT)
- iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (AXTE)
- iShares MSCI ACWI ex US Utilities Sector Index Fund (AXUT)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 19 2010